UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07528

Special Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Brooklyn Capital Management, LLC
60 Heritage Drive
Pleasantville, NY 10570
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, NY 10174

1-877-607-0414
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2010

Date of reporting period: July 1, 2009 to June 30, 2010

Item 1. Proxy Voting Record.

Name of Fund:	Special Opportunities Fund, Inc. (SPE)
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
RVS Lasalle International Real Estate Fund	4/8/2010	76932W102	SLS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For

To elect five Directors, one of which to hold office until the 2012 Annual Meeting of Stockholders and four of which to hold office until the 2013 Annual Meeting of Stockholders and all until their successors are elected and qualify.
Issuer

SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To consider a proposal to ratify the selection of Ernst & Young LLP as the Corporation’s independent registered public accounting firm.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Tri-Continental Corp.	4/8/2010	895436103	TY

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For

To elect five Directors, one of which to hold office until the 2012 Annual Meeting of Stockholders and four of which to hold office until the 2013 Annual Meeting of Stockholders and all until their successors are elected and qualify.
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To consider a proposal to ratify the selection of Ernst & Young LLP as the Corporation’s independent registered public accounting firm.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
MVC Capital Inc.	4/27/2010	553829102	MVC

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	1. Election of Directors Nominees: 01) Emilio Dominianni 02) Gerald Hellerman 03) Warren Holtsberg 04) Robert Knapp 05) William Taylor 06) Michael Tokarz.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To Ratify the selection of Ernst & Young LLP as the Fund's independent registered public accounting firm. Such other business as may properly come before the meeting or any adjournment thereof.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Sunamerica Focused Alpha Growth Fund	4/27/2010	867037103	FGF

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for Election of the following nominees 1-01-Dr. Judith L. Craven, 02-William J. Shea.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against

To approve a shareholder proposal recommending that the board promptly initiate a self-tender offer under which the fund shall repurchase 50% of its issued shares at a price equivalent to 98% of the net asset value per share.
Shareholder

Company Name	Meeting Date	CUSIP	Ticker
LMP Capital & Income Fund	4/30/2010	50208A102	SCD

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1-01-Leslie H. Gelb, 02- William R Hutchinson, 03-R.Jay Gerken.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
Blue Chip Value Fund, Inc.	5/4/2010	095333100	BLU

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	1) To elect one Class I director to serve until the Annual Meeting of Stockholders in the year 2013 and until the election and qualification of his successor.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	2) To ratify the appointment by the Board of Directors of Delotte & Touche LLP as the Fund's independent registered public accounting firm for its fiscal year ending December 31, 2010.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	3) In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting or any adjournment thereof.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
The Gabelli Global Multimedia Trust, Inc.	6/8/2010	36239Q109	GGT

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against

1. Western's proposal to elect two nominees to serve as Directors of the Board of Directors of the Fund (the "Board") until the 2013 annual meeting of shareholders: 1) Gregory R. Dube  02) Arthur D. Lipson.
Shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against

2. David Massey's proposal that the Board take the necessary steps to declassify the Board so that all Directors are elected on an annual basis.  To vote and otherwise represent the undersigned on any other matter that may properly come before the Annual Meeting or any postponements or adjournments thereof.
Shareholder

Company Name	Meeting Date	CUSIP	Ticker
The Gabelli Global Multimedia Trust, Inc.	6/8/2010	36239Q109	GGT

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for the election of the following nominees 1-01-Marion J Gabelli, CFA , 02-Thomas E. Bratter.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against	Shareholder proposal to eliminate the fund's classified board structure.	Shareholder

Company Name	Meeting Date	CUSIP	Ticker
H & Q Healthcare Investors	6/8/2010	404052102	HQH

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	A vote for election of the following nominees 1-01-Eric Oddleifson, 02-Oleg M. Pohotsky, 03-William S Rearsdon.	Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For	To ratify the selection of Deloitte & Touche LLP as the independent registered public accountants of the fund for the fiscal year ending September 30, 2010.	Issuer

Company Name	Meeting Date	CUSIP	Ticker
DWS Enhanced Commodity Strategy Fund, Inc.	6/28/2010	23338Y100	GCS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against

Western's proposal to elect three nominees to serve as class I Directors of the Board of Directors of the Fund (the "Board") 01) Arthur D. Lipson 02) Richard A. Rappaport 03) William J. Roberts and five nominees to serve as class III Directors of the Board 04) Neil Chelo 05) Matthew S. Crouse  06) Robert H. Daniels 07) Gregory R. Dube 08) Robert A. Wood.
Shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For

The Fund's proposal to consider and vote upon an agreement and plan of reorganization and the transactions it contemplates, including the transfer of all of the assets of the fund to DWS Enhanced Commodity Strategy Fund, a series of DWS Institutional Funds (the "ECS Open-end Fund"), in exchange for shares of the ECS Open-end Fund and the assumption by the ECS Open-end Fund of all the liabilities of the fund and the distribution of such shares, expected to occur on a tax-free basis for federal income tax purposes, to the stockholders of the fund in complete liquidation and termination of the fund.
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against	Western's proposal to terminate the Investment Management Agreement between the Fund and Deutsche Investment Management America Inc.	Shareholder

Company Name	Meeting Date	CUSIP	Ticker
DWS Enhanced Commodity Strategy Fund, Inc.	6/28/2010	23338Y100	GCS

Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For

Directors proposal to elect three nominees to serve as class I Directors of the Board of Directors of the Fund (the "Board") 01) Dawn-Marie Driscoll 02) John W. Ballantine 03) Henry P. Becton, Jr. and five nominees to serve as class III Directors of the Board 04) Rebecca W. Rimel 05) Paul K.Freeman  06) William MCClayton 07) William N. Searcy Jr. 08) Robert H. Wadsworth.
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	For

To consider & vote upon an agreement and plan of reorganization and the transactions it contemplates, including the transfer of all of the assets of DWS Enhanced Commodity Strategy Fund, a series of DWS Institutional Funds (The "ECS Open-end Fund"), all as more fully described in the Proxy Statement.
Issuer
SPE instructed its nominee to vote the shares beneficially owned by SPE on the record date in the same proportion as the vote of all other holders of such shares.	Against	If properly presented at the meeting, a stockholder proposal to terminate the investment management agreement between the fund and Deutsche Investment Management Americas Inc.	Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Special Opportunities Fund, Inc.

By (Signature and Title)       /s/ Andrew Dakos
 Andrew Dakos, President

Date         8/17/2010